Consolidated Statements of Changes in Shareholders' Equity - HKD ($)		Class A ordinary shares [member] Ordinary shares [member]		Class A ordinary shares [member]	Class B ordinary shares [member] Ordinary shares [member]		Class B ordinary shares [member]	Subscription Receivables [member]	Other reserves [member]	Retained earnings [member]	Total
Balance at Mar. 31, 2023		$ 2,233	[1]		$ 78	[1]		$ (3,974)	$ 2,011,663	$ (1,097,813)	$ 912,187
Balance, shares at Mar. 31, 2023	[1]	229,280			8,000
IfrsStatementLineItems [Line Items]
Net Profit (loss)			[1]			[1]				7,088,874	7,088,874
Dividend			[1]			[1]				(5,500,000)	(5,500,000)
Balance at Mar. 31, 2024		$ 2,233	[1]		$ 78	[1]		(3,974)	2,011,663	491,061	2,501,061
Balance, shares at Mar. 31, 2024	[1]	229,280			8,000
IfrsStatementLineItems [Line Items]
Net Profit (loss)			[1]			[1]				6,425,533	6,425,533
Balance at Mar. 31, 2025		$ 2,233	[1]		$ 78	[1]		(3,974)	2,011,663	6,916,594	8,926,594
Balance, shares at Mar. 31, 2025		229,280	[1]	288,000	8,000	[1]	8,000
IfrsStatementLineItems [Line Items]
Net Profit (loss)			[1]			[1]				(74,052,870)	(74,052,870)
Issuance of Class A Ordinary Shares for initial public offering, net of offering expenses		$ 105	[1]						32,998,393		32,998,498
Issuance of Class A Ordinary Shares for initial public offering, net of offering expenses, shares	[1]	10,720
Share-based payment		$ 468	[1]						37,834,448		37,834,916
Share-based payment, shares	[1]	48,000
Balance at Mar. 31, 2026		$ 2,806	[1]		$ 78	[1]		$ (3,974)	$ 72,844,504	$ (67,136,276)	$ 5,707,138
Balance, shares at Mar. 31, 2026		288,000	[1]	288,000	8,000	[1]	8,000

[1]	The shares amounts are presented on a retroactive basis to reflect the reverse stock split effective after the reporting date. Please refer to Note 19 and 24 for details.